CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	JWYK [Member] CNY (¥)	CAH [Member] CNY (¥)	Ordinary shares [Member] USD ($) shares	Ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] JWYK [Member] CNY (¥)	Ordinary shares [Member] CAH [Member] CNY (¥)	Treasury stock [Member] USD ($)	Treasury stock [Member] CNY (¥)	Treasury stock [Member] JWYK [Member] CNY (¥)	Treasury stock [Member] CAH [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] JWYK [Member] CNY (¥)	Additional paid-in capital [Member] CAH [Member] CNY (¥)	Accumulated other comprehensive loss [Member] USD ($)	Accumulated other comprehensive loss [Member] CNY (¥)	Accumulated other comprehensive loss [Member] JWYK [Member] CNY (¥)	Accumulated other comprehensive loss [Member] CAH [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] JWYK [Member] CNY (¥)	Accumulated deficit [Member] CAH [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] JWYK [Member] CNY (¥)	Noncontrolling interests [Member] CAH [Member] CNY (¥)
Balance at Dec. 31, 2012		¥ 2,339,910				¥ 105				¥ (5)				¥ 2,517,496				¥ (16,955)				¥ (469,055)				¥ 308,324
Balance, shares at Dec. 31, 2012 | shares					135,487,408	135,487,408
Net income		91,196																				¥ 85,893				¥ 5,303
Other comprehensive income (loss)		1,672																¥ 1,672
Share-based compensation		8,804												¥ 8,804
Share repurchase		(6,015)												(6,015)
Share repurchase, shares | shares					(651,108)	(651,108)
Contribution by noncontrolling interests of JWYK			¥ (1,850)												¥ 53												¥ (1,903)
Balance at Dec. 31, 2013		2,433,717				¥ 105				¥ (5)				¥ 2,520,338				¥ (15,283)				¥ (383,162)				¥ 311,724
Balance, shares at Dec. 31, 2013 | shares					134,836,300	134,836,300
Net income		120,272																				¥ 124,709				¥ (4,437)
Other comprehensive income (loss)		(3,368)																¥ (3,368)
Share-based compensation		7,349												¥ 7,349
Dividends		(453,562)												¥ (453,562)
Others		20																				¥ 428				¥ (408)
Balance at Dec. 31, 2014		1,800,058				¥ 105				¥ (5)				¥ 2,074,125				¥ (18,651)				(258,025)				2,509
Balance, shares at Dec. 31, 2014 | shares					134,836,300	134,836,300
Disposal of CAH and WHT (note 4)				¥ (304,370)																								¥ (304,370)
Net income	$ (12,238)	(79,279)																				¥ (78,304)				¥ (975)
Other comprehensive income (loss)	(4,311)	(27,923)																¥ (27,923)
Share-based compensation		8,084												¥ 8,084
Dividends		(288,157)												(288,157)
Share repurchase		(19,723)								¥ (1)				¥ (19,722)
Share repurchase, shares | shares					(1,842,099)	(1,842,099)
Contribution from noncontrolling interest (note 1)		40,728																								¥ 40,728
Balance at Dec. 31, 2015	$ 221,339	¥ 1,433,788			$ 16	¥ 105			$ (1)	¥ (6)			$ 273,909	¥ 1,774,330			$ (7,190)	¥ (46,574)			$ (51,920)	¥ (336,329)			$ 6,524	¥ 42,262
Balance, shares at Dec. 31, 2015 | shares					132,994,201	132,994,201